Capital Lease	12 Months Ended
Dec. 31, 2011
Capital Lease [Abstract]
Capital Lease

8. Capital Lease

The Company is the lessee of office equipment under a capital lease expiring in 2015. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair value of the asset. The assets are amortized over their estimated productive lives. Amortization of assets under capital leases is included in depreciation expense for fiscal year 2010 and 2011.

Following is a summary of property held under capital leases as of December 31, 2010 and 2011, respectively:

	December 31,
	2010	2011
Office equipment	$37,190	$37,190
Accumulated amortization	(3,478)	(8,487)

	$33,712	$28,703

Minimum future lease payments under capital leases as of December 31, 2011, were as follows:

Amount
2012	$14,239
2013	14,239
2014	14,239
2015	1,186

Net minimum lease payments	43,903
Amount representing interest	(15,200)

Present value of net minimum lease payments	$28,703

Interest rate on capital leases is 29% and is imputed based on the lower of the Company's incremental borrowing rate at the inception of each lease or the lessor's implicit rate of return. Certain capital leases provide renewal or purchase options.